Accounts Payable and Accrued Liabilities (Tables)	12 Months Ended
Dec. 31, 2016
Payables and Accruals [Abstract]
Accounts Payable and Accrued Liabilities
As of December 31,
	2015	2016	2016
	RMB	RMB	US$
	(In thousands)
Accrued payroll and welfare	1,629,794	1,444,600	208,066
Tax payable	334,058	793,476	114,284
Interest payable	127,799	101,656	14,642
Users’ and distributors’ deposits	888,098	659,858	95,039
Purchase of fixed assets and spare parts	1,495,958	1,208,378	174,043
Traffic acquisition costs	1,852,949	1,968,206	283,481
Bandwidth costs	1,080,657	1,353,090	194,885
Content acquisition costs	1,821,217	3,360,291	483,983
Funds collected on behalf of service providers	1,640,460	1,606,328	231,359
Payable to merchants	801,282	468,637	67,498
Secured borrowings	—	6,758,946	973,491
Accrued other operating expenses	5,112,984	6,482,215	933,633
Others	1,054,936	2,448,405	352,643

	17,840,192	28,654,086	4,127,047